GENERAL	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.

REE Automotive Ltd. is an automotive technology company focused on building commercial electric vehicles controlled fully by-wire. REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, Germany, Japan and the United Kingdom (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company”, “REE”, or “we”) is in the early stages of commercialization and is currently developing its core REEcornerTM technology which packs critical vehicle components into a single compact module positioned between the chassis and the wheel as well as building commercial Electric Vehicles (“EV”) leveraging REEcornerTM technology. The Company has commenced initial production components at its Launch Factory in Coventry, United Kingdom.

On October 18, 2023, the Company effected a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at the ratio of 1-for-30. As a result, all Ordinary Class A shares, Ordinary Class B shares, options for Ordinary Class A Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock reverse split had been in effect as of the date of these consolidated financial statements. Following the reverse share split an additional amount of 15,890 shares were issued to reflect rounding differences resulting from fractional Class A ordinary shares.
As of June 30, 2024, the Company’s principal source of liquidity includes its unrestricted cash balance in the amount of $36,274 and its short term investments in the amount of $24,227. As of June 30, 2024, the Company had an accumulated deficit of $872,106 since inception and had negative cash flows from operating activities of $38,032 for the six months ended June 30, 2024. The Company expects to continue to incur net losses and negative cash flows from operating activities.

In September 2024, the company completed an equity transaction in the total net amount of $45,135 (see also note 13, subsequent events, for details).

Based on the equity transaction described above, the Company intends to kick off its production plan by the end of the year and to start delivering its commercial electric vehicles to customers in 2025.

The Company expects that it will need to raise additional capital to support its production plan, respond to customer demands, business opportunities, challenges, technological advancements or unforeseen circumstances. If the Company is unable to raise capital when and if needed, it may need to modify its production plan, reduce costs, or both, in order to conserve cash and improve its liquidity position.